WEISS MILLENNIUM OPPORTUNITY FUND
                                 Class A Shares

                       Supplement dated September 5, 1999
                       to Prospectus dated June 30, 1999

     The Weiss Millennium Opportunity Fund is waiving the front-end sales load imposed on purchases of its Class A shares under December 1, 1999.











                                 The Weiss Fund
                                4176 Burns Road
                       Palm Beach Gardens, Florida 33410
                                 (800) 289-8100

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                        WEISS MILLENNIUM OPPORTUNITY FUND

                                   Prospectus
                                  June 30, 1999





                     This Prospectus relates to the Class A
                  shares of Weiss Millennium Opportunity Fund.

                No other shares are offered in this Prospectus.



          Weiss Millennium Opportunity Fund seeks capital appreciation.

















The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.





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TABLE OF CONTENTS
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FUND GOAL, PRINCIPAL STRATEGIES, PERFORMANCE AND PRINCIPAL RISK...........1


FEES AND EXPENSES.........................................................2


FUND MANAGEMENT...........................................................6


DIVIDENDS AND DISTRIBUTIONS...............................................7


TAXES         7


FINANCIAL HIGHLIGHTS......................................................8


HOW TO INVEST IN THE FUND.................................................8


OPENING AN ACCOUNT........................................................9


ADDING TO YOUR INVESTMENT................................................11


REDEEMING FUND SHARES....................................................11


EXCHANGING FUND SHARES...................................................12


TRANSACTION INFORMATION..................................................13


SHAREHOLDER SERVICES.....................................................15


ADDITIONAL INFORMATION...................................................17

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FUND GOAL, PRINCIPAL STRATEGIES, PERFORMANCE AND PRINCIPAL RISK
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GOAL The Weiss  Millennium  Opportunity  Fund seeks  capital  appreciation.  The
Fund's investment objective may be changed without shareholder approval.

PRINCIPAL STRATEGIES In seeking its investment objective of capital appreciation, the Fund will invest primarily in a portfolio of equity securities, such as common stocks, and will engage in short sales of such securities. Although equity securities are the primary focus of the Fund, the Manager intends to purchase investment-grade fixed income securities in attempting to achieve the Fund's objective. Under normal circumstances it is expected that approximately 20% of the Fund's assets will be invested in such securities. The Fund's investment manager, Weiss Money Management, Inc. (which we refer to as "Weiss" or the "Manager"), will use both fundamental analysis and proprietary computer models to identify those securities to be purchased, sold or sold short. The Manager makes such determinations based, in part, upon its assessment of whether or not it believes a company is positioned to benefit from, or contribute to, contemporary trends. Under normal conditions, the Fund will invest at least 65% of its assets in long and/or short equity positions.

The Fund employs a long-short approach. With this approach, the Fund will seek to purchase stocks of companies that, in the Manager's opinion, have (1) strong or improving fundamentals, (2) lower vulnerability to adverse factors such as Year 2000 ("Y2K") related problems or deflation, and/or (3) operate in sectors of the market that show accelerating momentum and strong relative strength. At the same time, the Fund will seek to sell short stocks of issuers which the Manager believes have (1) weak or deteriorating fundamentals, (2) greater vulnerability to adverse factors, and/or (3) operate in sectors of the market that show decelerating momentum and weak relative strength. Although the Manager expects that the Fund's "long" equity positions will generally outweigh its "short" equity positions, the Fund is not restricted in the amount of its assets that it may commit to short sales.

The investment policies of the Fund may lead to frequent changes in the Fund's investments, particularly in periods of volatile market movements. A change in the securities held by the Fund is known as "portfolio turnover." Although the rate of portfolio turnover is difficult to predict, it is anticipated that under normal circumstances the Fund's portfolio turnover rate could reach 400% or more.

PRINCIPAL RISKS There are market and investment risks with any security. The value of an investment in the Fund will fluctuate over time and it is possible to lose money invested in the Fund.

o Stock Market Stock market movements will affect the Fund's share price on a daily basis. The Fund's portfolio securities could lose value as a result of a decline in the overall stock market. When the Fund purchases a stock, it is said to have a "long" position in that stock. Selling a stock "short" means that the Fund has sold a stock it does not own with the expectation that it will be able to buy the stock later at a lower price in order to close the transaction and realize a gain on the difference between the respective sale and purchase prices. The Fund's investment results will suffer if there is a stock market advance when the Fund has significant "short" equity positions, or if there is a stock market decline when the Fund has a significant "long" equity position.

o Equity Investing An investment in the common stock of a company represents a proportionate ownership interest in that company. Therefore, the Fund participates in the success or failure of any company in which it holds stock. In addition, the market value of common stocks can fluctuate significantly.

o Short Investing If the Fund's Manager takes short positions in stocks that increase in value, then the losses of the Fund may exceed those of other stock mutual funds that hold long positions only. Since the Fund is not restricted in the amount of its assets that may be allocated to short sales, significant short equity positions could increase the Fund's risk profile. Investment in shares of the Fund is more volatile and risky than many other mutual funds or other forms of investment.

o Portfolio Strategy The Manager's skill in choosing appropriate investments for the Fund will determine in large part the Fund's ability to achieve its investment objective. The risk exists that the Manager may incorrectly allocate the Fund's investments between long and short equity positions.

o Debt Securities Investing in debt securities involves both interest rate and credit risk. The value of debt instruments generally increase as interest rates decline. In addition, the risk of prepayment could adversely impact the Fund during a period of falling interest rates as the Fund would be required to invest the proceeds from such investments at lower interest rates. Conversely, rising interest rates tend to cause the value of debt securities to decrease. The market value of debt securities also tends to vary according to the relative financial condition of the issuer.

o Portfolio Turnover Portfolio turnover generally involves some expense to the Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestment in other securities. Such sales may result in realization of taxable capital gains. A high portfolio turnover will result in higher brokerage costs and taxes, which will affect the Fund's performance.


PERFORMANCE Since this is a new fund, no past performance data are available.

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FEES AND EXPENSES
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The table below  describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (Fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (1)         1.50%
(as a percentage of offering price)
Redemption Fee (2)                                           None
(as a percentage of amount redeemed)
Exchange Fee                                                 $5.00
(1)  Up to a maximum of $75 per account.
(2)  A $15 service fee may be charged for redemptions by wire.


ANNUAL FUND OPERATING EXPENSES (Expenses that are deducted from Fund assets)


Management Fee:                                                1.50%

Other Expenses:*                                               0.55%

Total Annual Fund Operating Expenses:                          2.05%
* "Other Expenses" are based on estimated amounts for the current fiscal year.



EXAMPLE:
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual Funds. The example assumes that you invest $10,000 in the Fund for the periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the Fund's operating expenses remain the same, and that dividends and distributions are reinvested. Although your actual costs may be higher or lower than those in this example, based on these assumptions your cost would be:

1 YEAR                                                $281
3 YEARS                                               $713

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MORE INFORMATION ABOUT THE FUND'S PRINCIPAL STRATEGIES AND RISKS
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PRINCIPAL STRATEGIES:

The Manager uses a variety of investments and investment techniques in seeking to achieve the Fund's investment objective. The Fund's primary investment strategies are described below; however, the Fund may also invest in other securities, use other strategies or engage in other investment practices. These investments and strategies, as well as those described in this prospectus, are described in detail in the Statement of Additional Information. Although the Fund will attempt to achieve its investment objective, there is no assurance it will be successful.

The following describes the Manager's investment approach in greater detail.


Analysis:

o Fundamental analysis: Companies are evaluated for their fundamental ability to withstand, or even take advantage of, adverse economic conditions, such as the Y2K computer problem (considered paramount factors in the years 1999 and 2000) as well as global deflation or a domestic recession. Factors such as cash flow, asset values, competitive position, current price and industry outlook may also be considered. A Strongest List and a Weakest List are produced based on this analysis.

o Sector analysis: A proprietary computer model evaluates various market sectors to aid the Manager in selecting for purchase securities from sectors of the economy that are showing strength or, conversely, selling securities short in sectors that are showing weakness.

o Market trend analysis: Based on a proprietary model, a bullish (indicating a rising market) or bearish (indicating a falling market) signal is generated.

Security Selection:

Based upon the results of both the fundamental and sector analyses discussed above:

o A Buy Candidates List is created containing stocks in sectors ranked high.

o A Short-Sale Candidates List is created with stocks in sectors ranked low.

Portfolio Structure:

The Fund's assets will normally be invested as set forth below. Depending on the
Manager's  perception  of  market  conditions,   these  percentages  may  differ
substantially at various times.

o Approximately 30% of the Fund's assets will be allocated to core positions (positions the Manager intends to hold for a while). The Manager intends to split these between (a) long positions in stocks selected from the Strongest List and (b) short positions in stocks selected from the Weakest List.

o Approximately 50% of the Fund's assets will consist of actively traded equity positions which will be allocated based upon the market trend analysis discussed above. In a bullish market trend, trading positions will be primarily allocated to long positions in stocks selected from the Buy Candidates List. In a bearish market trend, this portion of the portfolio will consist primarily of short equity positions in stocks selected from the Short-Sale Candidates List.

o Approximately 20% of the Fund's assets will be invested in debt securities issued or guaranteed by the United States government and its agencies or instrumentalities, investment-grade debt securities of corporate issuers and zero coupon bonds. If a debt security held by the Fund ceases to be rated or its rating is reduced below investment-grade, the Fund's Manager will review the investment in light of the Fund's investment philosophy to determine whether or not selling the security would be in the best interests of the Fund.

RISKS:

EQUITY SECURITIES Since it purchases common stocks (referred to above as taking a "long" equity position), the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's equity securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility.

SHORT SALES When the Manager anticipates that the price of a security will decline, it may sell the security short and borrow the same security from a broker or other institution to complete the sale (referred to above as taking a "short" equity position). The Fund may make a profit or incur a loss depending upon whether the market price of the security decreases or increases between the date of the short sale and the date on which the Fund must replace the borrowed security. An increase in the value of a security sold short by the Fund over the price at which it was sold short will result in a loss to the Fund, and there can be no assurance that the Fund will be able to close out the position at a particular time or at an acceptable price.

FIXED INCOME SECURITIES The market values of fixed income investments change in response to interest rate changes and other factors. During periods of falling interest rates, the values of outstanding fixed income securities generally rise. Further, while securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are also subject to greater market fluctuations as a result of changes in interest rates. In addition to these fundamental risks, different types of fixed income securities may be subject to the following additional risks:

o Credit Quality Risk - The possibility that an issuer will be unable to make timely payments of either principal or interest.

o Prepayment or Call Risk - During periods of falling interest rates, certain debt obligations with high interest rates may be prepaid (or "called") by the issuer prior to maturity. As a result, the Fund may be required to invest the proceeds from such investments at lower interest rates.


TEMPORARY DEFENSIVE INVESTMENTS The Fund may, from time to time, take temporary defensive positions that are inconsistent with the Fund's principal investment strategies in attempting to respond to adverse market, economic, political or other conditions. During these times, the Fund may invest up to 100% of its assets in cash or cash equivalents, shares of money market mutual funds, commercial paper, zero coupon bonds, repurchase agreements, and other securities the Manager believes to be consistent with the Fund's best interests. During a period in which the Fund takes a temporary defensive position, the Fund may not achieve its investment objective.

NON-PRINCIPAL INVESTMENT STRATEGIES To a more limited extent, the Fund may, but is not required to, utilize other investments and investment techniques that may impact fund performance, including, but not limited to, options on securities and stock indices, options on stock index futures contracts, and other derivatives (i.e., financial instruments that derive their value from other securities or commodities, or that are based on indices).

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FUND MANAGEMENT
------------------------------------------------------

INVESTMENT MANAGER

Weiss Money Management, Inc., 4176 Burns Road, Palm Beach Gardens, Florida 33410, is the investment adviser to the Fund, and is responsible for the day-to-day management of the portfolio. The Manager has been providing advisory services to The Weiss Fund (formerly known as Weiss Treasury Fund) since the Trust's commencement of operations in 1996, and to individual clients since its inception in 1980.

Under the investment advisory agreement with the Fund, the Manager provides continuous advice and recommendations concerning the Fund's investments. The Fund has agreed to compensate the Manager for its services by the monthly payment of a fee at the annual rate of 1.50% of the Fund's average net assets.

SUB-ADVISER

Harvest Advisors, Inc., 11612 Bee Cave Road, Suite 110, Austin, Texas 78733, has been retained by the Manager to provide sub-advisory services to the Fund. Tony Sagami, President of Harvest Advisors, has been actively involved in the development of sophisticated investment software and quantitative investment strategies. Harvest Advisors and/or its principals have been continuously serving institutional and individual investors since 1993. Under its agreement with the Manager, the Sub-Adviser renders continuous investment advice to the Manager with respect to investment and reinvestment of the Fund's assets in various securities, based upon computer models constructed in accordance with the Fund's investment objective and policies; however, the Manager, in the exercise of its independent judgment, retains ultimate discretion regarding and responsibility for the implementation of transactions in seeking to achieve the Fund's objective. The Manager pays the Sub-Adviser a fee out of the investment advisory fees it receives from the Fund.

PORTFOLIO MANAGER

John N. Breazeale. Mr. Breazeale, President of Weiss Money Management, Inc., President and Chairman of the Board of Trustees of Weiss Fund, and portfolio manager of the Weiss Treasury Only Money Market Fund, a separate series of Weiss Fund, is primarily responsible for implementing the Fund's principal investment strategy; however, he is assisted by a team of investment professionals from the Manager and the Sub-Adviser. Mr. Breazeale has been a portfolio manager with Weiss since 1994. Prior to 1994, Mr. Breazeale provided portfolio management services at Provident Institutional Management Inc., Mitchell Hutchins Asset Management Inc. (a subsidiary of PaineWebber Group), and with Mackenzie Investment Management Inc. Mr. Breazeale has over 28 years' experience in the securities industry.





YEAR 2000 READINESS

The services provided to the Fund by Weiss and the Fund's other service providers are dependent on those service providers' computer systems. Computer software and hardware systems in use today may not be able to distinguish between the year 2000 and the year 1900 because of the way dates are encoded and calculated (the "Year 2000 Problem"). The failure to make this distinction could have a negative impact on handling securities trades, pricing and account services. Weiss is working with the Fund's other service providers to address the Year 2000 Problem with respect to the computer systems that they use. Specifically, Weiss has completed changes to its internal hardware and software in order to complete its Year 2000 readiness. In addition, completed Y2K readiness questionnaires have been received from all of the financial vendors and service providers of the Manager and are currently being evaluated as to the quality of their Y2K readiness status. The Fund believes these steps will be sufficient to avoid any material adverse impact on the Fund. At this time, however, there can be no assurance that these steps will be sufficient to avoid any adverse impact on the Fund.

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DIVIDENDS AND DISTRIBUTIONS
------------------------------------------------------

The Fund intends to distribute to shareholders substantially all of its net investment income annually. Net investment income for the Fund consists of all income accrued on the Fund's assets, less all actual and accrued expenses. The Fund intends to distribute to shareholders net realized capital gains after utilization of capital loss carryforwards, if any, at least annually.

Distributions by the Fund are reinvested in additional shares of the Fund or paid in cash at the election of the shareholder. If no election is made, all distributions will be reinvested in additional Fund shares. If an investment is in the form of a retirement plan, all dividends and capital gains distributions must be reinvested into the shareholder's account. Distributions are generally taxable, whether received in cash or reinvested. Exchanges among the Weiss funds are also taxable events.

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TAXES
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Dividends  paid out of the  Fund's  net  investment  income  and net  short-term capital gains will be taxable to you as ordinary income. Distributions of net long-term capital gains are taxable to you as long-term capital gains, regardless of how long you have held your Fund shares. Distributions are taxable to you in the same manner whether received in cash or reinvested in additional Fund shares.

If shares of the Fund are held in a tax-deferred retirement plan account, income and gain will not be taxable each year. Instead, the taxable portion of amounts held in a retirement plan account generally will be subject to tax only when distributed from that account, and all of those taxable amounts will be taxable as ordinary income.

A distribution will be treated as paid to you on December 31 of the current calendar year if it is declared by the Fund in October, November or December with a record date in such a month and paid by the Fund during January of the following calendar year.

Each year the Fund will notify you of the tax status of dividends and other distributions.

Upon the sale or other disposition of your Fund shares, you may realize a capital gain or loss which will be long-term or short-term, generally depending upon how long you held your shares.

The foregoing discussion of federal tax consequences is intended for general information only. You should consult your own tax adviser regarding the particular tax consequences of an investment in the Fund.

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FINANCIAL HIGHLIGHTS
------------------------------------------------------

Since this is a new fund, no financial highlights data are available.

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HOW TO INVEST IN THE FUND
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BUYING SHARES

Purchase orders for shares of the Fund which are received by the transfer agent on any business day by the close of regular trading on the New York Stock Exchange, normally 4:00 p.m. eastern time, receive the net asset value per share next determined after receipt of the order by the transfer agent, less any applicable front-end sales charge. Purchase orders received after the close of regular trading on the Exchange receive the net asset value per share next determined after receipt of the order by the transfer agent, less any applicable front-end sales charge. Federal funds must be immediately available to the Fund's custodian in order for the transfer agent to execute a purchase order on a given day. Shares of the Fund cannot be purchased by Federal Reserve wire on days that either the Exchange or the Federal Reserve is closed.

A front-end sales charge of 1.50% is assessed on purchases of Fund shares, subject to a maximum of $75 per account. Broker-dealers other than the distributor may assess additional transaction charges in connection with purchases of Fund shares.

PURCHASES BY CHECK

Fund shares may be purchased by a check drawn on an account belonging to the prospective shareholder. See "Opening an Account" for minimum purchase requirements. If you purchase shares with a check that does not clear, your purchase order will be canceled and you will be liable for any losses or fees the Fund or the transfer agent incurred. Checks must be drawn on a U.S. bank. Purchases by check are executed on the day the check is received in good order by the transfer agent. Purchases are made in full and fractional shares. Checks for investment should be payable to the Fund.

Please see "Transaction Information" later in this Prospectus for additional information on buying, redeeming and exchanging Fund shares.

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OPENING AN ACCOUNT
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MINIMUM INVESTMENT

The minimum initial investment in the Fund is $5,000.

BY MAIL

Complete an account application and mail it along with a check payable to the Fund to either:

         The Weiss Fund                    The Weiss Fund
         P.O. Box 8969                     c/o PFPC Trust Company
         Wilmington, DE 19899-8969         400 Bellevue Parkway, Suite 108
         .........                                  Wilmington, DE  19899

BY WIRE

If you are wiring funds, please contact a Fund representative at (800) 430-9617 to open an account.

Ask your bank to send immediately available funds by wire to:

         PNC Bank N.A.
         Philadelphia, PA 19103
         ABA No. 031000053
         DDA Account # 86-1030-3574
         Further Credit to: (Shareholder Name and Account Number)

The wire should include your name, address and taxpayer identification number and the name of the Fund. An account application indicating the name in which the purchase is to be made must be completed and mailed by you to the address under "Opening an Account--By Mail" above via overnight delivery or sent by facsimile transmission. Purchase money will be returned promptly in the event a completed account application is not received. Please call the Fund's transfer agent at (800) 430-9617 for additional information prior to making a purchase by wire and consult your bank regarding bank wire or other charges.

FRONT-END SALES CHARGE

The offering price of the Fund's shares is the net asset value next determined after the Fund receives a valid purchase request, plus the front-end sales load.

The amount of the front-end sales load as a percentage of the offering price is 1.50%, which equals 1.52% of the net amount invested. Assessment of the front-end sales charge is limited to a maximum of $75 per account. Applicable sales charge assessments in excess of such amount will be waived. In addition, the sales charge is not assessed on (i) Fund shares purchased with reinvested dividends or distributions, (ii) subsequent investments in the Fund, (iii) exchanges from another Weiss fund with the same or a higher sales charge, and
(iv) exchanges from another Weiss fund whose shares were purchased through a previous exchange from this Fund.

WAIVER OF FRONT-END SALES CHARGE

In addition to the examples discussed in the preceding paragraph, the front-end sales charge will be waived on Fund shares purchased:

o in connection with shares purchased through the cross reinvestment privilege;

o by persons repurchasing shares they redeemed within the last 30 days (see "Repurchase of Fund Shares");

o by directors, officers and employees and members of their immediate families of the Manager, the Sub-Adviser and their affiliates and dealers that enter into agreements with the Fund's distributor;

o    by Trustees and officers of The Weiss Fund;

o through wrap fee and asset allocation programs and financial institutions that, under their dealer agreements with the Fund's distributor or otherwise, do not receive any or receive a reduced portion of the front-end sales charge; and

o by persons purchasing shares of the Fund through a payroll deduction plan or a qualified retirement plan which permits purchases of shares of the Fund.

Repurchase of Fund Shares

Investors may repurchase any amount of Fund shares at net asset value (without the normal front-end sales charge), up to the limit of the value of any amount of the shares (other than those which were purchased with reinvested dividends and distributions) that they redeemed within the past 30 days. In effect, this allows investors to reacquire shares that they may have had to redeem, without re-paying the front-end sales charge. An investor may only exercise this privilege once. To exercise this privilege, we must receive the purchase order within 30 days of that investor's redemption. In addition, an investor must provide written notification and indicate on the purchase order that shares are being repurchased.

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ADDING TO YOUR INVESTMENT
------------------------------------------------------

MINIMUM INVESTMENT

The minimum amount required to make subsequent investments is $100.



BY MAIL

Make a check payable to the Fund and mail to the address shown above in "Opening an Account--By Mail." Please be sure to include your account number on the check and, if possible, use the tear off form attached to your regular Fund account statement.

BY WIRE

Ask your bank to send immediately available funds by wire to:

         PNC Bank N.A.
         Philadelphia, PA 19103
         ABA No. 031000053
         DDA Account # 86-1030-3574
         Further Credit to: (Shareholder Name and Account Number)

The wire should include your name and account number. Please call the Fund's transfer agent at (800) 430-9617 regarding purchases by wire and consult your bank regarding bank wire or other charges.

AUTOMATIC INVESTMENT PLAN

Please call (800) 430-9617 for more information and to request an election form. Or, you may elect this option at the time you open your account by completing sections 6 and 8 of the new account application form. See "Shareholder Services--Automatic Investment Plan."

---------------------------------------------------------------------
REDEEMING FUND SHARES
---------------------------------------------------------------------

The Fund mails redemption proceeds within three business days following the receipt of a redemption request in proper form as described below, except in the case of shares recently purchased by check. The Fund may delay payment of redemption proceeds for shares purchased by check until the check clears, which may take up to 15 days from the purchase date. Once the purchase check has cleared, redemption proceeds will be sent within three business days.

Redemptions in the amount of $50,000 or more require a Medallion Signature Guarantee. Please refer to "Medallion Signature Guarantees" later in this Prospectus for more information.

The redemption requirements for corporations, other organizations, trusts, fiduciaries, agents, institutional investors and retirement plans may be different from those for regular accounts. Please call (800) 430-9617 for more information.

BY TELEPHONE

Call (800) 430-9617 and speak with a service representative of The Weiss Fund anytime between 8:30 a.m. and 4:00 p.m. Transactions by telephone cannot be in an amount in excess of $50,000. Redemptions may be by check, or, if you previously selected wire redemption privileges on your account application, by wire. Checks must be sent to the shareholder's address of record and can be for any amount. Wire redemptions must be made in amounts of at least $1000. A $15 service charge may be charged for redemptions by wire. See "Transaction Information - Telephone Transaction" below.

BY MAIL

Send a letter of instruction signed by each owner on the account (sign exactly as each name appears on the account) to the address shown above in "Opening an Account--By Mail." Please be sure to include your account number in your request.

AUTOMATIC WITHDRAWAL PLAN

Call (800) 430-9617 for more information and to request an election form. Or, you may elect this option at the time you open your account by completing section 9 of the new account application form. See "Shareholder Services--Automatic Withdrawal Plan."

---------------------------------------------------------------------
EXCHANGING FUND SHARES
---------------------------------------------------------------------

Shareholders of the Fund have an exchange privilege with other Weiss funds. The Fund reserves the right to reject any exchange order. Shareholders of the Fund may exchange their outstanding shares for shares of another Weiss fund on the basis of relative net asset value per share. Before exchanging shares into another Weiss fund, please call (800) 430-9617 to obtain the appropriate fund prospectus.

The  exchange  requirements  for  corporations,  other  organizations,   trusts,
fiduciaries, agents, institutional investors and retirement plans may be different from those for regular accounts. Please call (800) 430-9617 for more information.

This exchange privilege is available only in states where the Fund's shares may be legally sold.

MINIMUM INVESTMENT

A minimum initial investment must be made to establish an account into which exchange proceeds may be invested. If you are opening an account in a different Weiss fund by exchange, the shares being exchanged must be at least equal in value to the minimum investment requirement for the fund into which exchange proceeds are being invested. If shares of a Weiss fund purchased without a sales charge or with a lower sales charge are exchanged for shares of another Weiss fund with a sales charge or a higher sales charge, the exchange is subject to an incremental sales charge (e.g., the difference between the lower and the higher applicable sales charges). If Weiss fund shares are exchanged into another Weiss fund with the same, lower or no sales charge, there is no incremental sales charge for the exchange. Finally, the Fund's sales charge is not assessed on exchanges from another Weiss fund whose shares were purchased through a previous exchange from this Fund. A $5 fee is assessed for each exchange transaction.

BY TELEPHONE

Call (800) 430-9617 and speak with a service representative of The Weiss Fund anytime between 8:30 a.m. and 4:00 p.m. Transactions by telephone cannot be in an amount in excess of $50,000. See "Transaction Information--Telephone Transactions" below.

BY MAIL

Send a letter of instruction signed by each owner on the account (sign exactly as each name appears on the account) to the address shown above in "Opening an Account--By Mail." Please be sure to include in your instructions:

         -- the dollar amount or number of shares you wish to exchange; -- your account number; -- the name of the Fund you are exchanging from; -- the name of the Fund you are exchanging into; and -- a daytime telephone number at which you can be reached.

------------------------------------------------------
TRANSACTION INFORMATION
------------------------------------------------------

NET ASSET VALUE

For purposes of processing purchase and redemption orders, the net asset value per share of the Fund is calculated as of the close of regular trading on the New York Stock Exchange, normally 4:00 p.m. eastern time, on each business day except those holidays which the Exchange observes.

On those days where the Fund's custodian or the Exchange closes early as a result of such day being a partial holiday or otherwise, the Fund reserves the right to advance on that day the time by which purchase and redemption requests must be received.

The Fund's administrator determines net asset value per share by adding the value of the Fund's investments, cash and other assets, subtracting liabilities attributable to the Fund and then dividing the result by the number of shares outstanding. Market prices are used to determine the value of the Fund's assets. If market prices are not readily available for a security or if a security's price is not considered to be market indicative, that security may be valued by another method that the Fund's Board of Trustees or its delegate believes accurately reflects fair value. In those circumstances where a security's price is not considered to be market indicative, the security's valuation may differ from an available market quotation.

TELEPHONE TRANSACTIONS

Shareholders automatically receive the Telephone Transaction Privilege. The Telephone Transaction Privilege allows a shareholder to effect exchanges from the Fund into an identically registered account in another Weiss fund as well as other transactions as outlined in this prospectus, by calling (800) 430-9617. If a shareholder does not wish to have this privilege, he or she must place a checkmark in the appropriate box in the Telephone Transaction Authorization portion of the account application.

Neither  the  Fund  nor  the  transfer   agent  will  be  liable  for  following
instructions communicated by telephone reasonably believed to be genuine and a loss to the shareholder may result due to an unauthorized transaction. The Fund and the transfer agent will employ reasonable procedures (which may include one or more of the following: recording all telephone calls, requesting telephone exchanges or other instructions, verifying authorization and requiring some form of personal identification prior to acting upon instructions, and sending a statement each time a telephone transaction is effected) to confirm that instructions communicated by telephone are genuine. The Fund and the transfer agent may be liable for any losses due to unauthorized or fraudulent instructions only if such reasonable procedures are not followed.

Of course, shareholders are not obligated in any way to execute a telephone transaction and may choose to give such instructions in writing. During periods of drastic economic or market changes, it is possible that the Telephone Transaction Privilege may be difficult to implement. In this event, shareholders should follow the other transaction procedures such as those discussed under "Exchanging Shares" and/or "Redeeming Shares," including the procedures for processing exchanges through securities dealers.

MEDALLION SIGNATURE GUARANTEES

Certain types of redemption requests must include a Medallion Signature Guarantee for each name in which the account is registered. Medallion Signature Guarantees must accompany redemption requests for: (i) an amount in excess of $50,000 per day; (ii) any amount, if the redemption proceeds are to be sent elsewhere than the address of record on the Fund's books; or (iii) an amount of $50,000 or less if the address of record has been changed on the Fund's books for less than 60 days, although the transfer agent reserves the right to require Medallion Signature Guarantees on all redemptions. A Medallion Signature Guarantee stamp may be obtained from a member of a national securities exchange, a U.S. commercial bank, trust company, or Federally chartered savings and loan, or other recognized member of the Medallion Signature Guarantee program. A notarization from a notary public is NOT acceptable. Guarantees must be signed by an authorized person at one of these institutions.

TAX IDENTIFICATION NUMBER

When you complete your account application, please be sure to certify that your Social Security or tax identification number is correct and that you are not subject to 31% backup withholding for failing to report income to the IRS. Federal tax law requires the Fund to withhold 31% of taxable distributions from most accounts without a certified Social Security or tax identification number and certain other certified information or upon notification from the IRS or a broker that withholding is required. The Fund reserves the right to reject account applications without a certified Social Security or tax identification number and certain other certified information or upon notification from the IRS or a broker that withholding is required. The Fund also reserves the right to redeem shares from accounts without such information upon 30 days' notice. Shareholders may avoid redemption by providing the Fund with a tax identification number during the notice period.

SUBMINIMUM ACCOUNTS

The Fund reserves the right to involuntarily redeem an account after 30 days' written notice, if the account's net asset value falls and remains below a $2,500 minimum due to share redemptions and not market fluctuations.

SUSPENSION OF TRADING

Purchase and redemption orders may be suspended on days when the Exchange is closed, closes early as a result of such day being a partial holiday or otherwise, when trading is restricted or otherwise as permitted by the SEC.

REDEMPTIONS IN KIND

In unusual circumstances, the Fund may make payment in readily marketable portfolio securities at their market value equal to the redemption price.

SHORT-TERM TRADING

The Fund and the transfer agent may restrict purchase transactions (including exchanges) when a pattern of frequent purchases and redemptions in response to short-term fluctuations in the Fund's share price appears evident.

------------------------------------------------------

SHAREHOLDER SERVICES
------------------------------------------------------

AUTOMATIC INVESTMENT PLAN

You may elect to have money automatically transferred from your bank account into your Fund account(s) at regular intervals of your choice. Your bank account must be a checking or bank money market account maintained at a domestic financial institution that is an Automated Clearinghouse Member. A minimum investment of $50 per transaction is required for participation in the Automatic Investment Plan. Please call (800) 430-9617 for additional information.



AUTOMATIC WITHDRAWAL PLAN

You may elect to have money automatically withdrawn from your Fund account on a monthly, quarterly, semi-annual or annual basis in the amount of $100 or more. The automatic withdrawal will be made on or about the 25th day of each month. Please call (800) 430-9617 for additional information.

DIVIDEND REINVESTMENT PLAN

Dividends will be automatically reinvested in additional Fund shares unless otherwise indicated on the account application. Please call (800) 430-9617 for additional information.

CROSS REINVESTMENT PRIVILEGE

You may want to have your dividends received from the Fund automatically invested in shares of another Weiss fund. Investments will be made at a price equal to the net asset value of the acquired shares next determined after receipt of the distribution proceeds by the transfer agent. In order to qualify for the Cross Reinvestment Privilege, the value of your account in the acquired fund must equal or exceed the acquired fund's minimum initial investment requirement. There are no subsequent investment requirements for amounts to which dividends are directed nor are service fees currently charged for effecting these transactions. The election to cross-reinvest dividends will not affect the tax treatment of such dividends, which will be treated as received by you and then used to purchase shares of the acquired fund. Please call (800) 430-9617 for additional information.

INDIVIDUAL RETIREMENT ACCOUNTS

The Fund offers Individual Retirement Account ("IRA") and Roth IRA plans, which generally allow a maximum annual contribution of $2,000 per person for individuals eligible to contribute to such a plan. PNC Trust Company, which serves as custodian or trustee under the Fund's IRA and Roth IRA plans, charges certain nominal fees for the annual maintenance of such accounts. Please call
(800) 430-9617 for additional information and account materials.

------------------------------------------------------

ADDITIONAL INFORMATION
------------------------------------------------------

The following document contains further details about the Fund's Class A shares and is available upon request and without charge:

Statement of Additional Information ("SAI") - The SAI contains more detailed disclosure on features, investments and policies of the Fund. A current SAI has been filed with the U.S. Securities and Exchange Commission ("SEC") and is incorporated by reference into this document, making it legally part of this prospectus.

You can make inquiries and obtain the above documentation free of charge by contacting:

The Weiss Fund
4176 Burns Road
Palm Beach Gardens, Fl 33410
(800) 289-8100

These documents are also available from the SEC:

U.S. Securities and Exchange Commission
Public Reference Section
450 Fifth Street NW
Washington, DC 20549-6009
1-800-SEC-0330
http://www.sec.gov

Note: The SEC requires a duplicating fee for paper copies.

SEC File Number
811-09084

                        WEISS MILLENNIUM OPPORTUNITY FUND

                                   Prospectus
                                  June 30, 1999





                     This Prospectus relates to the Class S
                  shares of Weiss Millennium Opportunity Fund.

                 No other shares are offered in this Prospectus.



          Weiss Millennium Opportunity Fund seeks capital appreciation.

















The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

------------------------------------------------------------
TABLE OF CONTENTS
------------------------------------------------------------

FUND GOAL, PRINCIPAL STRATEGIES, PERFORMANCE AND PRINCIPAL RISK..............1


FEES AND EXPENSES............................................................2


FUND MANAGEMENT..............................................................6


DIVIDENDS AND DISTRIBUTIONS..................................................7


TAXES         7


FINANCIAL HIGHLIGHTS.........................................................8


HOW TO INVEST IN THE FUND....................................................8


REDEEMING FUND SHARES........................................................8


TRANSACTION INFORMATION......................................................9


ADDITIONAL INFORMATION......................................................10

----------------------------------------------------------------------------
FUND GOAL, PRINCIPAL STRATEGIES, PERFORMANCE AND PRINCIPAL RISK
----------------------------------------------------------------------------

GOAL The Weiss Millennium Opportunity Fund seeks capital appreciation. The Fund's investment objective may be changed without shareholder approval.

PRINCIPAL STRATEGIES In seeking its investment objective of capital appreciation, the Fund will invest primarily in a portfolio of equity securities, such as common stocks, and will engage in short sales of such securities. Although equity securities are the primary focus of the Fund, the Manager intends to purchase investment-grade fixed income securities in attempting to achieve the Fund's objective. Under normal circumstances it is expected that approximately 20% of the Fund's assets will be invested in such securities. The Fund's investment manager, Weiss Money Management, Inc. (which we refer to as "Weiss" or the "Manager"), will use both fundamental analysis and proprietary computer models to identify those securities to be purchased, sold or sold short. The Manager makes such determinations based, in part, upon its assessment of whether or not it believes a company is positioned to benefit from, or contribute to, contemporary trends. Under normal conditions, the Fund will invest at least 65% of its assets in long and/or short equity positions.

The Fund employs a long-short approach. With this approach, the Fund will seek to purchase stocks of companies that, in the Manager's opinion, have (1) strong or improving fundamentals, (2) lower vulnerability to adverse factors such as Year 2000 ("Y2K") related problems or deflation, and/or (3) operate in sectors of the market that show accelerating momentum and strong relative strength. At the same time, the Fund will seek to sell short stocks of issuers which the Manager believes have (1) weak or deteriorating fundamentals, (2) greater vulnerability to adverse factors, and/or (3) operate in sectors of the market that show decelerating momentum and weak relative strength. Although the Manager expects that the Fund's "long" equity positions will generally outweigh its "short" equity positions, the Fund is not restricted in the amount of its assets that it may commit to short sales.

The investment policies of the Fund may lead to frequent changes in the Fund's investments, particularly in periods of volatile market movements. A change in the securities held by the Fund is known as "portfolio turnover." Although the rate of portfolio turnover is difficult to predict, it is anticipated that under normal circumstances the Fund's portfolio turnover rate could reach 400% or more.

PRINCIPAL RISKS There are market and investment risks with any security. The value of an investment in the Fund will fluctuate over time and it is possible to lose money invested in the Fund.

o Stock Market Stock market movements will affect the Fund's share price on a daily basis. The Fund's portfolio securities could lose value as a result of a decline in the overall stock market. When the Fund purchases a stock, it is said to have a "long" position in that stock. Selling a stock "short" means that the Fund has sold a stock it does not own with the expectation that it will be able to buy the stock later at a lower price in order to close the transaction and realize a gain on the difference between the respective sale and purchase prices. The Fund's investment results will suffer if there is a stock market advance when the Fund has significant "short" equity positions, or if there is a stock market decline when the Fund has a significant "long" equity position.

o Equity Investing An investment in the common stock of a company represents a proportionate ownership interest in that company. Therefore, the Fund participates in the success or failure of any company in which it holds stock. In addition, the market value of common stocks can fluctuate significantly.

o Short Investing If the Fund's Manager takes short positions in stocks that increase in value, then the losses of the Fund may exceed those of other stock mutual funds that hold long positions only. Since the Fund is not restricted in the amount of its assets that may be allocated to short sales, significant short equity positions could increase the Fund's risk profile. Investment in shares of the Fund is more volatile and risky than many other mutual funds or other forms of investment.

o Portfolio Strategy The Manager's skill in choosing appropriate investments for the Fund will determine in large part the Fund's ability to achieve its investment objective. The risk exists that the Manager may incorrectly allocate the Fund's investments between long and short equity positions.

o Debt Securities Investing in debt securities involves both interest rate and credit risk. The value of debt instruments generally increase as interest rates decline. In addition, the risk of prepayment could adversely impact the Fund during a period of falling interest rates as the Fund would be required to invest the proceeds from such investments at lower interest rates. Conversely, rising interest rates tend to cause the value of debt securities to decrease. The market value of debt securities also tends to vary according to the relative financial condition of the issuer.

o Portfolio Turnover Portfolio turnover generally involves some expense to the Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestment in other securities. Such sales may result in realization of taxable capital gains. A high portfolio turnover will result in higher brokerage costs and taxes, which will affect the Fund's performance.


PERFORMANCE Since this is a new fund, no past performance data are available.

--------------------------------------------------------------------------
FEES AND EXPENSES
--------------------------------------------------------------------------
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (Fees paid directly from your investment)
Redemption Fee (1)                                                   None
(as a percentage of amount redeemed)

(1) A $15 service fee may be charged for redemptions by wire.

ANNUAL FUND OPERATING EXPENSES (Expenses that are deducted from Fund assets)

Management Fee:                                              1.50%

Distribution and/or Service (12b-1) Fees:                    0.25%

Other Expenses:*                                             0.55%

Total Annual Fund Operating Expenses:                        2.30%

* "Other Expenses" are based on estimated amounts for the current fiscal year.

EXAMPLE:

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the Fund's operating expenses remain the same, and that dividends and distributions are reinvested. Although your actual costs may be higher or lower than those in this example, based on these assumptions your cost would be:

1 YEAR                                                            $233
3 YEARS                                                           $718


---------------------------------------------------------------------------
MORE INFORMATION ABOUT THE FUND'S PRINCIPAL STRATEGIES AND RISKS
---------------------------------------------------------------------------

PRINCIPAL STRATEGIES:

The Manager uses a variety of investments and investment techniques in seeking to achieve the Fund's investment objective. The Fund's primary investment strategies are described below; however, the Fund may also invest in other securities, use other strategies or engage in other investment practices. These investments and strategies, as well as those described in this prospectus, are described in detail in the Statement of Additional Information. Although the Fund will attempt to achieve its investment objective, there is no assurance it will be successful.

The following describes the Manager's investment approach in greater detail.

Analysis:

o Fundamental analysis: Companies are evaluated for their fundamental ability to withstand, or even take advantage of, adverse economic conditions, such as the Y2K computer problem (considered paramount factors in the years 1999 and 2000) as well as global deflation or a domestic recession. Factors such as cash flow, asset values, competitive position, current price and industry outlook may also be considered. A Strongest List and a Weakest List are produced based on this analysis.

o Sector analysis: A proprietary computer model evaluates various market sectors to aid the Manager in selecting for purchase securities from sectors of the economy that are showing strength or, conversely, selling securities short in sectors that are showing weakness.

o Market trend analysis: Based on a proprietary model, a bullish (indicating a rising market) or bearish (indicating a falling market) signal is generated.

Security Selection:

Based upon the results of both the fundamental and sector analyses discussed above:

o A Buy Candidates List is created containing stocks in sectors ranked high.

o A Short-Sale Candidates List is created with stocks in sectors ranked low.

Portfolio Structure:

The Fund's assets will normally be invested as set forth below. Depending on the
Manager's  perception  of  market  conditions,   these  percentages  may  differ
substantially at various times.

o Approximately 30% of the Fund's assets will be allocated to core positions (positions the Manager intends to hold for a while). The Manager intends to split these between (a) long positions in stocks selected from the Strongest List and (b) short positions in stocks selected from the Weakest List.

o Approximately 50% of the Fund's assets will consist of actively traded equity positions which will be allocated based upon the market trend analysis discussed above. In a bullish market trend, trading positions will be primarily allocated to long positions in stocks selected from the Buy Candidates List. In a bearish market trend, this portion of the portfolio will consist primarily of short equity positions in stocks selected from the Short-Sale Candidates List.

o Approximately 20% of the Fund's assets will be invested in debt securities issued or guaranteed by the United States government and its agencies or instrumentalities, investment-grade debt securities of corporate issuers and zero coupon bonds. If a debt security held by the Fund ceases to be rated or its rating is reduced below investment-grade, the Fund's Manager will review the investment in light of the Fund's investment philosophy to determine whether or not selling the security would be in the best interests of the Fund.

RISKS:

EQUITY SECURITIES Since it purchases common stocks (referred to above as taking a "long" equity position), the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's equity securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility.

SHORT SALES When the Manager anticipates that the price of a security will decline, it may sell the security short and borrow the same security from a broker or other institution to complete the sale (referred to above as taking a "short" equity position). The Fund may make a profit or incur a loss depending upon whether the market price of the security decreases or increases between the date of the short sale and the date on which the Fund must replace the borrowed security. An increase in the value of a security sold short by the Fund over the price at which it was sold short will result in a loss to the Fund, and there can be no assurance that the Fund will be able to close out the position at a particular time or at an acceptable price.

FIXED INCOME SECURITIES The market values of fixed income investments change in response to interest rate changes and other factors. During periods of falling interest rates, the values of outstanding fixed income securities generally rise. Further, while securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are also subject to greater market fluctuations as a result of changes in interest rates. In addition to these fundamental risks, different types of fixed income securities may be subject to the following additional risks:

o Credit Quality Risk - The possibility that an issuer will be unable to make timely payments of either principal or interest.

o Prepayment or Call Risk - During periods of falling interest rates, certain debt obligations with high interest rates may be prepaid (or "called") by the issuer prior to maturity. As a result, the Fund may be required to invest the proceeds from such investments at lower interest rates.

TEMPORARY DEFENSIVE INVESTMENTS The Fund may, from time to time, take temporary defensive positions that are inconsistent with the Fund's principal investment strategies in attempting to respond to adverse market, economic, political or other conditions. During these times, the Fund may invest up to 100% of its assets in cash or cash equivalents, shares of money market mutual funds, commercial paper, zero coupon bonds, repurchase agreements, and other securities the Manager believes to be consistent with the Fund's best interests. During a period in which the Fund takes a temporary defensive position, the Fund may not achieve its investment objective.

NON-PRINCIPAL INVESTMENT STRATEGIES To a more limited extent, the Fund may, but is not required to, utilize other investments and investment techniques that may impact fund performance, including, but not limited to, options on securities and stock indices, options on stock index futures contracts, and other derivatives (i.e., financial instruments that derive their value from other securities or commodities, or that are based on indices).

------------------------------------------------------
FUND MANAGEMENT
------------------------------------------------------

INVESTMENT MANAGER

Weiss Money Management, Inc., 4176 Burns Road, Palm Beach Gardens, Florida 33410, is the investment adviser to the Fund, and is responsible for the day-to-day management of the assets. The Manager has been providing investment advisory services to The Weiss Fund (formerly known as Weiss Treasury Fund) since the Trust's commencement of operations in 1996 and to individual clients since its inception in 1980.

Under the investment advisory agreement with the Fund, the Manager provides continuous advice and recommendations concerning the Fund's investments. The Fund has agreed to compensate the Manager for its services by the monthly payment of a fee at the annual rate of 1.50% of the Fund's average net assets.

SUB-ADVISER

Harvest Advisors, Inc., 11612 Bee Cave Road, Suite 110, Austin, Texas 78733, has been retained by the Manager to provide sub-advisory services to the Fund. Tony Sagami, President of Harvest Advisors, has been actively involved in the development of sophisticated investment software and quantitative investment strategies. Harvest Advisors and/or its principals have been continuously serving institutional and individual investors since 1993. Under its agreement with the Manager, the Sub-Adviser renders continuous investment advice to the Manager with respect to investment and reinvestment of the Fund's assets in various securities, based upon computer models constructed in accordance with the Fund's investment objective and policies; however, the Manager, in the exercise of its independent judgment, retains ultimate discretion regarding and responsibility for the implementation of transactions in seeking to achieve the Fund's objective. The Manager pays the Sub-Adviser a fee out of the investment advisory fees it receives from the Fund.

PORTFOLIO MANAGER

John N. Breazeale. Mr. Breazeale, President of Weiss Money Management, Inc., President and Chairman of the Board of Trustees of Weiss Fund, and assets manager of the Weiss Treasury Only Money Market Fund, a separate series of Weiss Fund, is primarily responsible for implementing the Fund's principal investment strategy; however, he is assisted by a team of investment professionals from the Manager and the Sub-Adviser. Mr. Breazeale has been a assets manager with Weiss since 1994. Prior to 1994, Mr. Breazeale provided assets management services at Provident Institutional Management Inc., Mitchell Hutchins Asset Management Inc. (a subsidiary of PaineWebber Group), and with Mackenzie Investment Management Inc. Mr. Breazeale has over 28 years' experience in the securities industry.

YEAR 2000 READINESS

The services provided to the Fund by Weiss and the Fund's other service providers are dependent on those service providers' computer systems. Computer software and hardware systems in use today may not be able to distinguish between the year 2000 and the year 1900 because of the way dates are encoded and calculated (the "Year 2000 Problem"). The failure to make this distinction could have a negative impact on handling securities trades, pricing and account services. Weiss is working with the Fund's other service providers to address the Year 2000 Problem with respect to the computer systems that they use. Specifically, Weiss has completed changes to its internal hardware and software in order to complete its Year 2000 readiness. In addition, completed Y2K readiness questionnaires have been received from all of the financial vendors and service providers of the Manager and are currently being evaluated as to the quality of their Y2K readiness status. The Fund believes these steps will be sufficient to avoid any material adverse impact on the Fund. At this time, however, there can be no assurance that these steps will be sufficient to avoid any adverse impact on the Fund.

------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS
------------------------------------------------------

The Fund intends to distribute to shareholders substantially all of its net investment income annually. Net investment income for the Fund consists of all income accrued on the Fund's assets, less all actual and accrued expenses. The Fund intends to distribute to shareholders net realized capital gains after utilization of capital loss carryforwards, if any, at least annually.

Distributions by the Fund are reinvested in additional shares of the Fund or paid in cash at the election of the shareholder. If no election is made, all distributions will be reinvested in additional Fund shares. If an investment is in the form of a retirement plan, all dividends and capital gains distributions must be reinvested into the shareholder's account. Distributions are generally taxable, whether received in cash or reinvested.

Exchanges among the Weiss funds are also taxable events.

------------------------------------------------------
TAXES
------------------------------------------------------

Dividends paid out of the Fund's net investment income and net short-term capital gains will be taxable to you as ordinary income. Distributions of net long-term capital gains are taxable to you as long-term capital gains, regardless of how long you have held your Fund shares. Distributions are taxable to you in the same manner whether received in cash or reinvested in additional Fund shares.

If shares of the Fund are held in a tax-deferred retirement plan account, income and gain will not be taxable each year. Instead, the taxable portion of amounts held in a retirement plan account generally will be subject to tax only when distributed from that account, and all of those taxable amounts will be taxable as ordinary income.

A distribution will be treated as paid to you on December 31 of the current calendar year if it is declared by the Fund in October, November or December with a record date in such a month and paid by the Fund during January of the following calendar year.

Each year the Fund will notify you of the tax status of dividends and other distributions.

Upon the sale or other disposition of your Fund shares, you may realize a capital gain or loss which will be long-term or short-term, generally depending upon how long you held your shares.

The foregoing discussion of federal tax consequences is intended for general information only. You should consult your own tax adviser regarding the particular tax consequences of an investment in the Fund.

------------------------------------------------------
FINANCIAL HIGHLIGHTS
------------------------------------------------------

Since this is a new fund, no financial highlights data are available.

------------------------------------------------------
HOW TO INVEST IN THE FUND
------------------------------------------------------

BUYING SHARES

You may buy shares of the Fund through accounts with brokers and other institutions that are authorized to place trades in Fund shares for their customers. If you invest through an authorized institution, you will have to follow its procedures. Your institution may charge a fee for its services. You will also generally have to address your correspondence or questions regarding the Fund to your institution.

The minimum initial investment in the Fund is $5,000. The minimum amount required to make subsequent investments is $100.

Purchase orders for shares of the Fund which are received by the transfer agent on any business day by the close of regular trading on the New York Stock Exchange, normally 4:00 p.m. eastern time, receive the net asset value per share next determined after receipt of the order by the transfer agent. Purchase orders received after the close of regular trading on the Exchange receive the net asset value per share next determined after receipt of the order by the transfer agent. Federal funds must be immediately available to the Fund's custodian in order for the transfer agent to execute a purchase order on a given day. Shares of the Fund cannot be purchased by Federal Reserve wire on days that either the Exchange or the Federal Reserve is closed.

---------------------------------------------------------------------
REDEEMING FUND SHARES
---------------------------------------------------------------------

If you own your shares through an account with a broker or other institution, contact that broker or institution to sell your shares. Your broker or institution may charge a fee in connection with your redemption of Fund shares.



------------------------------------------------------
TRANSACTION INFORMATION
------------------------------------------------------

NET ASSET VALUE

For purposes of processing purchase and redemption orders, the net asset value per share of the Fund is calculated as of the close of regular trading on the New York Stock Exchange, normally 4:00 p.m. eastern time, on each business day except those holidays which the Exchange observes.

On those days where the Fund's custodian or the Exchange closes early as a result of such day being a partial holiday or otherwise, the Fund reserves the right to advance on that day the time by which purchase and redemption requests must be received.

The Fund's administrator determines net asset value per share by adding the value of the Fund's investments, cash and other assets, subtracting liabilities attributable to the Fund and then dividing the result by the number of shares outstanding. Market prices are used to determine the value of the Fund's assets. If market prices are not readily available for a security or if a security's price is not considered to be market indicative, that security may be valued by another method that the Fund's Board of Trustees or its delegate believes accurately reflects fair value. In those circumstances where a security's price is not considered to be market indicative, the security's valuation may differ from an available market quotation.

SUBMINIMUM ACCOUNTS

The Fund reserves the right to involuntarily redeem an account after 30 days' written notice, if the account's net asset value falls and remains below a $2,500 minimum due to share redemptions and not market fluctuations.

SUSPENSION OF TRADING

Purchase and redemption orders may be suspended on days when the Exchange is closed, closes early as a result of such day being a partial holiday or otherwise, when trading is restricted or otherwise as permitted by the SEC.

REDEMPTIONS IN KIND

In unusual circumstances, the Fund may make payment in readily marketable assets securities at their market value equal to the redemption price.

SHORT-TERM TRADING

The Fund and the transfer agent may restrict purchase transactions (including exchanges) when a pattern of frequent purchases and redemptions in response to short-term fluctuations in the Fund's share price appears evident.

------------------------------------------------------

ADDITIONAL INFORMATION
------------------------------------------------------

The following document contains further details about the Fund's Class S shares and is available upon request and without charge:

Statement of Additional Information ("SAI") - The SAI contains more detailed disclosure on features, investments and policies of the Fund. A current SAI has been filed with the U.S. Securities and Exchange Commission ("SEC") and is incorporated by reference into this document, making it legally part of this prospectus.

You can make inquiries and obtain the above documentation free of charge by contacting:

The Weiss Fund
4176 Burns Road
Palm Beach Gardens, Fl 33410
(800) 289-8100

These documents are also available from the SEC:

U.S. Securities and Exchange Commission
Public Reference Section
450 Fifth Street NW
Washington, DC 20549-6009
1-800-SEC-0330
http://www.sec.gov

Note: The SEC requires a duplicating fee for paper copies.

SEC File Number
811-09084